KraneShares Trust

1270 Avenue of the Americas, 22nd Floor

New York, New York 10020

August 3, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	KraneShares Trust (the “Registrant”) (File Nos. 333-180870 and 811-22698)

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended (the “1933 Act”), that:

1.	The form of Prospectus dated August 1, 2017 with respect to each of the KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares FTSE Emerging Markets Plus ETF, KraneShares MSCI China Environment Index ETF, KraneShares MSCI One Belt One Road Index ETF and KraneShares Zacks New China ETF that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectus contained in Post-Effective Amendment No. 149 to the Registrant’s Registration Statement under the 1933 Act on Form N-1A filed with the Securities and Exchange Commission on July 28, 2017 (the “Amendment”);

2.	The form of Statement of Additional Information dated August 1, 2017 with respect to the each of the KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares FTSE Emerging Markets Plus ETF, KraneShares MSCI China Environment Index ETF, KraneShares MSCI One Belt One Road Index ETF and KraneShares Zacks New China ETF that would have been filed under paragraph (c) of Rule 497 would not have differed from the Statement of Additional Information contained in the Amendment; and

3.	The text of the Amendment has been filed electronically.

Very truly yours,

/s/ Jennifer Tarleton
Jennifer Tarleton
Secretary